PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 279,757	$ 39,403	¥ 356,237		¥ 423,766
Prepaid expenses and other current assets	57,385	8,083	38,656
Amounts due from related parties	¥ 44	$ 6	¥ 92
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current assets	¥ 560,596	$ 78,958	¥ 667,553
Total assets	1,018,243	143,417	1,337,500
Current liabilities:
Accrued expenses and other current liabilities	517,096	72,831	416,911
Total current liabilities	2,411,356	339,633	2,656,946
Total liabilities	2,519,593	354,878	2,844,181
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	1,360,901	191,679	1,363,845
Accumulated other comprehensive income	48,216	6,791	49,664
Accumulated deficit	(2,427,992)	(341,976)	(2,436,918)
Total shareholders' deficit	(1,501,350)	(211,461)	(1,506,681)		(1,592,420)	¥ (1,139,269)
Total liabilities and deficit	1,018,243	143,417	1,337,500
Class A ordinary shares
Shareholders' equity:
Ordinary shares	364	51	359
Treasury shares (10,608,950 and 11,105,190 Class A ordinary shares as of December 31, 2022 and 2023, at cost)	¥ (479,346)	$ (67,514)	¥ (476,918)
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Ordinary shares authorized	860,000,000	860,000,000	860,000,000	860,000,000
Ordinary shares issued	57,861,327	57,861,327	57,176,842	57,176,842
Ordinary shares outstanding	46,756,137	46,756,137	46,567,892	46,567,892
Treasury shares	11,105,190	11,105,190	10,608,950	10,608,950
Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 74	$ 10	¥ 74
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Ordinary shares authorized	40,000,000	40,000,000	40,000,000	40,000,000
Ordinary shares issued	7,206,059	7,206,059	7,206,059	7,206,059
Ordinary shares outstanding	7,206,059	7,206,059	7,206,059	7,206,059
Parent Company
Current assets:
Cash and cash equivalents	¥ 5,251	$ 740	¥ 1,844	$ 260	¥ 23,506	¥ 3,793
Prepaid expenses and other current assets	226	32	550
Amounts due from related parties	¥ 380,470	$ 53,588	¥ 437,987
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current assets	¥ 385,947	$ 54,360	¥ 440,381
Investment in subsidiaries	(1,560,377)	(219,775)	(1,574,974)
Total assets	(1,174,430)	(165,415)	(1,134,593)
Current liabilities:
Accrued expenses and other current liabilities	4,155	585	30,392
Due to subsidiaries	¥ 319,198	$ 44,959	¥ 334,909
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current liabilities	¥ 323,353	$ 45,544	¥ 365,301
Total liabilities	323,353	45,544	365,301
Commitments and contingencies
Shareholders' equity:
Treasury shares (10,608,950 and 11,105,190 Class A ordinary shares as of December 31, 2022 and 2023, at cost)	(479,346)	(67,514)	(476,918)
Additional paid-in capital	1,360,901	191,679	1,363,845
Accumulated other comprehensive income	48,216	6,791	49,664
Accumulated deficit	(2,427,992)	(341,976)	(2,436,918)
Total shareholders' deficit	(1,497,783)	(210,959)	(1,499,894)
Total liabilities and deficit	(1,174,430)	(165,415)	(1,134,593)
Parent Company | Class A ordinary shares
Shareholders' equity:
Ordinary shares	¥ 364	$ 51	¥ 359
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Ordinary shares authorized	860,000,000	860,000,000	860,000,000	860,000,000
Ordinary shares issued	57,861,327	57,861,327	57,176,842	57,176,842
Ordinary shares outstanding	46,756,137	46,756,137	46,567,892	46,567,892
Treasury shares	11,105,190	11,105,190	10,608,950	10,608,950
Parent Company | Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 74	$ 10	¥ 74
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Ordinary shares authorized	40,000,000	40,000,000	40,000,000	40,000,000
Ordinary shares issued	7,206,059	7,206,059	7,206,059	7,206,059
Ordinary shares outstanding	7,206,059	7,206,059	7,206,059	7,206,059